Stockholders’ (Deficit) Equity (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 21, 2022 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 shares
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized | shares		15,000,000		15,000,000		15,000,000					15,000,000
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares outstanding | shares		1,846,250		1,846,250		1,846,250					1,846,250
Common stock, shares issued | shares		1,846,250		1,846,250		1,846,250					1,846,250
Estimated fair value rights | $				$ 4.4
Fair value rights price per unit				$ 0.76
Expected volatility rate percentage						12.96%
Risk-free interest rate						0.75%
Expected life						1 year
Price per warrant						$ 0.01
Equity percentage						60.00%
Sale price						$ 16.5
Price per warrant	$ 11.5	$ 0.01		$ 0.01		$ 11.5
Percentage of equity proceeds				60.00%
Trading day period, term				20 days
Redemption period				30 days
Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Warrants outstanding | shares						5,750,000
Estimated fair value rights | $						$ 4.4
Fair value rights price per unit						$ 0.76
Expected volatility rate percentage						12.96%
Risk-free interest rate						0.75%
Expected life						1 year
Exercise price						$ 0
Stock price						$ 9.03
Private Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Warrants outstanding | shares						351,250					351,250
Purchase of each warrant | shares	1
Public Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Warrants outstanding | shares		5,750,000		5,750,000		5,750,000
Private Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Warrants outstanding | shares						351,250					351,250
Redeemable Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per warrant						$ 11.5
Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Expected volatility rate percentage						12.96%
Risk-free interest rate						1.16%
Expected life						5 years
Exercise price						$ 11.5
Stock price						9.03
Price per warrant						$ 0.21
Warrants expiry term		5 years		5 years		5 years
Market price per share		$ 9.2		$ 9.2		$ 9.2
Market price percentage				115.00%		115.00%
Redemption trigger price				$ 16.5		$ 16.5
Market value percentage				165.00%		165.00%
Warrants issued | shares						5,750,000
Estimated fair value of warrants | $						$ 1.2
Number of shares of right issued | shares		5,750,000		270,250
Purchase of each warrant | shares		1		1
Price per warrant	$ 11.5	$ 11.5		$ 11.5
Trading day period, term				10 days
Number of trading days				20 days
Trading day period ending term				30 days
Public Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Warrants outstanding | shares		5,750,000		5,750,000
Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares outstanding | shares		1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250
Common Stock [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share		$ 16.5		$ 16.5
Measurement Input, Expected Term [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		1		1
warrant measurement input		5		5
Measurement Input, Expected Term [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		5		5
Measurement Input, Price Volatility [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		12.96		12.96
warrant measurement input		12.96		12.96
Measurement Input, Price Volatility [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		12.96		12.96
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		0.75		0.75
warrant measurement input		1.61		1.61
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		1.16		1.16
Measurement Input, Exercise Price [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		0		0
Measurement Input, Exercise Price [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		11.5		11.5
Measurement Input, Share Price [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		9.03		9.03
Measurement Input, Share Price [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		9.03		9.03
Business Combination [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share						$ 9.2
Business combination issue price		$ 9.2		$ 9.2		$ 10.15
IPO [Member]
Stockholders’ (Deficit) Equity [Line Items]
Rights issued | shares						5,750,000
Price per share	10					$ 10
Sale price	$ 10
Number of shares of right issued | shares	5,750,000	6,101,250	6,101,250	232,500	6,101,250
Purchase of each warrant | shares	1
IPO [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per warrant		$ 0.21		$ 0.21
Fair value of the warrants | $				$ 1.2
IPO [Member] | Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of shares of right issued | shares				5,750,000